Other Reserves (Tables)	6 Months Ended
Jun. 30, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of Other Reserves Attributable to Royal Dutch Shell Plc Shareholders
OTHER RESERVES

$ million	Merger reserve	Share premium reserve	Capital redemption reserve	Share plan reserve	Accumulated other comprehensive income	Total
At January 1, 2020	37,298	154	123	1,049	(24,173)	14,451
Other comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders	—	—	—	—	(5,642)	(5,642)
Transfer from other comprehensive income	—	—	—	—	17	17
Repurchases of shares	—	—	6	—	—	6
Share-based compensation	—	—	—	(324)	—	(324)
At June 30, 2020	37,298	154	129	725	(29,798)	8,508
At January 1, 2019	37,298	154	95	1,098	(22,030)	16,615
Other comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders	—	—	—	—	(2,534)	(2,534)
Transfer from other comprehensive income	—	—	—	—	(102)	(102)
Repurchases of shares	—	—	12	—	—	12
Share-based compensation	—	—	—	(276)	—	(276)
At June 30, 2019	37,298	154	107	821	(24,664)	13,715